AUGUST 9, 2017

SUPPLEMENT TO

THE HARTFORD VALUE OPPORTUNITIES FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)

SUMMARY PROSPECTUS DATED MARCH 1, 2017 AND

DOMESTIC EQUITY FUNDS PROSPECTUS DATED MARCH 1, 2017, AS LAST SUPPLEMENTED APRIL 3, 2017

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.)

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Prospectus.

At a meeting of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Board”) on August 2, 2017, the Board approved changing the name, investment objective and principal investment strategy of The Hartford Value Opportunities Fund (the “Fund”).  In connection with this repositioning, one of the Fund’s benchmarks will be removed and the portfolio managers will also change. The Board also approved changing the Fund’s management fee schedule and certain expense reimbursement arrangements.  All of these changes are expected to be effective on or about November 1, 2017.

Due to the repositioning, the Fund will incur portfolio turnover.  This portfolio turnover will likely cause the Fund to realize capital gains and incur transaction costs. If you have questions, you should consult your tax advisor for information regarding the tax consequences applicable to your investment in the Fund.  A summary of the changes effective on or about November 1, 2017 is below:

(1)         The Fund’s name will be Hartford Quality Value Fund.

(2)         The Fund’s investment objective will be to seek long-term capital appreciation.

(3)         Effective November 1, 2017, Hartford Funds Management Company, LLC (“HFMC”) has contractually agreed to lower its management fee as follows: 0.5500% of the first $250 million, 0.4500% of the next $250 million, 0.3500% of the next $500 million, 0.3300% of the next $4 billion, 0.3250% of the next $5 billion and 0.3225% in excess of $10 billion annually of the Fund’s average daily net assets.  In addition, effective November 1, 2017, HFMC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses for the Fund as follows through February 28, 2019: 1.05% (Class A), 1.05% (Class T), 1.80% (Class C), 0.79% (Class I), 1.35% (Class R3), 1.05% (Class R4), 0.75% (Class R5), 0.70% (Class Y) and 0.65% (Class F). This contractual arrangement will renew automatically for one-year terms thereafter unless HFMC provides written notice of termination prior to the start of the next term or upon approval of the Board.

(4)         The Fund’s principal investment strategy in the Fund’s summary prospectus and summary section of the statutory prospectus will be as follows:

Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily in common stocks of issuers located in the United States.  Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, chooses the Fund’s investments using fundamental research to seek to identify high-quality companies demonstrating a commitment to dividends and shareholders and improving or sustainable operating characteristics. Wellington Management’s investment process focuses on companies that it believes are undervalued market leaders, industries with improving supply/demand trends, and companies that it believes are out-of-favor with less downside risk than the overall market. The Fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Value Index. The Fund’s portfolio is broadly diversified by company and industry. The Fund may invest up to 20% of its net assets in foreign issuers and non-dollar securities.  Based on market or economic conditions, the Fund may, through its normal stock selection process, focus in one or more sectors of the market.

(5)         The Fund’s principal risks will also include Dividend Paying Security Investment Risk and will no longer include Mid Cap and Small Cap Securities Risk. Mid Cap and Small Cap Securities Risk will be included as an additional risk.

(6)         The Fund will only have one benchmark, the Russell 1000 Value Index. The Russell 3000 Value Index will no longer be one of the Fund’s benchmarks.

(7)         The Fund’s portfolio manager will be Matthew G. Baker, Senior Managing Director and Equity Portfolio Manager of Wellington Management. David W. Palmer, CFA, and James N. Mordy will no longer serve as portfolio managers for the Fund.

A revised summary prospectus reflecting the changes described above is anticipated to be mailed to shareholders on or about November 1, 2017.

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

HV-7334	August 2017

AUGUST 9, 2017

SUPPLEMENT TO

DOMESTIC EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED APRIL 3, 2017

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

(1)         Effective immediately, under the heading “The Hartford Small Cap Growth Fund Summary Section – Purchase and Sale of Fund Shares,” the following is added to the end of the list of investors allowed to purchase shares:

and (ix) purchases through an approved broker-dealer by: employees of Hartford Funds Management Company, LLC and its affiliates, employees of Wellington Management, and directors of The Hartford Mutual Funds II, Inc. Please see the section entitled “Classes of Shares” in the Fund’s statutory prospectus for more information.

(2)         Under the heading “The Investment Manager and Sub-Adviser – The Investment Sub-Adviser,” the following information is added after the first paragraph:

At a meeting of the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the “Boards” or “Boards of Directors”) on August 2, 2017, the Boards approved a new form of sub-advisory agreement (the “Agreement”) between the Investment Manager and Wellington Management with respect to each Fund. In approving the Agreement, each Fund and the Investment Manager relied on an exemptive order issued by the Securities and Exchange Commission that permits each Fund and the Investment Manager to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment.

The Agreement includes updated provisions reflecting developments in the investment management industry. The Agreement includes provisions expressly allowing the Investment Manager the flexibility to hire more than one sub-adviser for a Fund and allowing the sub-adviser to enter into derivative arrangements in accordance with a Fund’s investment objectives and policies. The Agreement includes an updated provision addressing the sub-adviser’s “best execution” standard when selecting brokers or dealers to execute transactions on behalf of a Fund. The Agreement also includes a provision specifying that the sub-adviser will use commercially reasonable efforts to maintain business continuity, disaster recovery and backup capabilities and facilities necessary to perform its obligations under the sub-advisory agreement with minimal disruptions or delays. The Agreement includes an updated provision addressing the sub-adviser’s standard of care.

(3)         Under the heading “The Investment Manager and Sub-Adviser – Management Fee,” the following information is added to the end of the section:

A discussion regarding the basis for the Boards of Directors’ approval of the new investment sub-advisory agreement between the Investment Manager and the Funds’ sub-adviser will be available in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2017.

This Supplement should be retained with your Prospectus for future reference.

HV-7326	August 2017

AUGUST 9, 2017

SUPPLEMENT TO

FIXED INCOME FUNDS PROSPECTUS

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED MAY 11, 2017

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

(1)         At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on August 2, 2017, the Board approved changing the management fee schedule and certain expense reimbursement arrangements for The Hartford Quality Bond Fund. Effective November 1, 2017, Hartford Funds Management Company, LLC (“HFMC”) has contractually agreed to lower its management fee as follows:  0.4000% of the first $500 million, 0.3700% of the next $500 million, 0.3400% of the next $4 billion, 0.3300% of the next $5 billion, and 0.3200% in excess of $10 billion annually of the Fund’s average daily net assets.  In addition, effective November 1, 2017, HFMC has also contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses for The Hartford Quality Bond Fund as follows through February 28, 2019: 0.85% (Class A), 0.85% (Class T), 1.60% (Class C), 0.60% (Class I), 1.19% (Class R3), 0.94% (Class R4), 0.64% (Class R5), 0.54% (Class Y) and 0.44% (Class F).  This contractual arrangement will renew automatically for one-year terms thereafter unless HFMC provides written notice of termination prior to the start of the next term or upon approval of the Board.

(2)         Under the heading “The Investment Manager and Sub-Adviser – The Investment Sub-Adviser,” the following information is added after the first paragraph:

At a meeting of the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the “Boards” or “Boards of Directors”) on August 2, 2017, the Boards approved a new form of sub-advisory agreement (the “Agreement”) between the Investment Manager and Wellington Management with respect to each Fund. In approving the Agreement, each Fund and the Investment Manager relied on an exemptive order issued by the Securities and Exchange Commission that permits each Fund and the Investment Manager to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment.

The Agreement includes updated provisions reflecting developments in the investment management industry. The Agreement includes provisions expressly allowing the Investment Manager the flexibility to hire more than one sub-adviser for a Fund and allowing the sub-adviser to enter into derivative arrangements in accordance with a Fund’s investment objectives and policies. The Agreement includes an updated provision addressing the sub-adviser’s “best execution” standard when selecting brokers or dealers to execute transactions on behalf of a Fund. The Agreement also includes a provision specifying that the sub-adviser will use commercially reasonable efforts to maintain business continuity, disaster recovery and backup capabilities and facilities necessary to perform its obligations under the sub-advisory agreement with minimal disruptions or delays. The Agreement includes an updated provision addressing the sub-adviser’s standard of care.

(3)         Under the heading “The Investment Manager and Sub-Adviser – Management Fee,” the following information is added to the end of the section:

A discussion regarding the basis for the Boards of Directors’ approval of the new investment sub-advisory agreement between the Investment Manager and the Funds’ sub-adviser will be available in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2017.

(4)         Under the heading “The Investment Manager and Sub-Adviser – Management Fee,” the following information is added after the effective management fee chart effective November 1, 2017:

Effective November 1, 2017, the management fee set forth in the investment management agreement with respect to The Hartford Quality Bond Fund is 0.4000% of the first $500 million, 0.3700% of the next $500 million, 0.3400% of the next $4 billion, 0.3300% of the next $5 billion, and 0.3200% in excess of $10 billion annually of the Fund’s average daily net assets.

Prior to November 1, 2017, the management fee set forth in the investment management agreement with respect to The Hartford Quality Bond Fund was 0.5000% of the first $500 million, 0.4500% of the next $500 million, 0.4450% of the next $1.5 billion, 0.4400% of the next $2.5 billion, 0.4300% of the next $5 billion, and 0.4200% in excess of $10 billion annually of the Fund’s average daily net assets.

Effective November 1, 2017, the management fee set forth in the investment management agreement with respect to The Hartford World Bond Fund is 0.7000% of the first $250 million, 0.6500% of the next $250 million, 0.6000% of the next $3.5 billion, 0.5750% of the next $6 billion, and 0.5725% in excess of $10 billion annually of the Fund’s average daily net assets.

Prior to November 1, 2017, the management fee set forth in the investment management agreement with respect to The Hartford World Bond Fund was 0.7000% of the first $250 million, 0.6500% of the next $250 million, 0.6000% of the next $4.5 billion, 0.5750% of the next $5 billion, and 0.5725% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

HV-7329	August 2017

AUGUST 9, 2017

SUPPLEMENT TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED JUNE 26, 2017

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

(1)  Under the heading “INVESTMENT RISKS,” “Equity Risk” is marked with an “X” for Total Return Bond Fund and World Bond Fund in the risk table.

(2)  Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS – MANAGEMENT FEES,” the management fee schedules for The Hartford Balanced Income Fund, Hartford Global Capital Appreciation Fund, The Hartford Quality Bond Fund, The Hartford Value Opportunities Fund, and The Hartford World Bond Fund are deleted in their entirety effective November 1, 2017.  Effective November 1, 2017, the following information is added:

Balanced Income Fund (prior to November 1, 2017)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.7000%
Next $250 million	0.6300%
Next $500 million	0.6000%
Next $1.5 billion	0.5700%
Next $2.5 billion	0.5500%
Next $5 billion	0.5300%
Amount Over $10 billion	0.5250%

Balanced Income Fund (effective November 1, 2017)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.7000%
Next $250 million	0.6300%
Next $500 million	0.6000%
Next $1.5 billion	0.5700%
Next $2.5 billion	0.5500%
Next $5 billion	0.5300%
Next $5 billion	0.5150%
Amount Over $15 billion	0.5000%

Global Capital Appreciation Fund (prior to November 1, 2017)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.8500%
Next $500 million	0.7500%
Next $4 billion	0.7000%
Next $5 billion	0.6800%
Amount Over $10 billion	0.6750%

Global Capital Appreciation Fund (effective November 1, 2017)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.8500%
Next $500 million	0.7500%
Next $4 billion	0.6500%
Next $5 billion	0.6300%
Amount Over $10 billion	0.6250%

Quality Bond Fund (prior to November 1, 2017)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.5000%
Next $500 million	0.4500%
Next $1.5 billion	0.4450%
Next $2.5 billion	0.4400%
Next $5 billion	0.4300%
Amount Over $10 billion	0.4200%

Quality Bond Fund (effective November 1, 2017)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.4000%
Next $500 million	0.3700%
Next $4 billion	0.3400%
Next $5 billion	0.3300%
Amount Over $10 billion	0.3200%

Value Opportunities Fund (prior to November 1, 2017)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7000%
Next $500 million	0.6000%
Next $1.5 billion	0.5900%
Next $2.5 billion	0.5850%
Next $5 billion	0.5800%
Amount Over $10 billion	0.5750%

Value Opportunities Fund (effective November 1, 2017)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.5500%
Next $250 million	0.4500%
Next $500 million	0.3500%
Next $4 billion	0.3300%
Next $5 billion	0.3250%
Amount Over $10 billion	0.3225%

World Bond Fund (prior to November 1, 2017)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.7000%
Next $250 million	0.6500%
Next $4.5 billion	0.6000%
Next $5 billion	0.5750%
Amount Over $10 billion	0.5725%

World Bond Fund (effective November 1, 2017)

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.7000%
Next $250 million	0.6500%
Next $3.5 billion	0.6000%
Next $6 billion	0.5750%
Amount Over $10 billion	0.5725%

(3)  Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS – ADVISORY FEE PAYMENT HISTORY,” the second paragraph below the expense reimbursement chart is deleted in its entirety and replaced with the following:

Pursuant to the investment management agreements, HFMC is not liable to the Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the Funds in connection with the matters to which its agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HFMC in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

Pursuant to the investment sub-advisory agreements, the sub-adviser must discharge its duties under the sub-advisory agreements with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent investment professional acting in a similar capacity and familiar with such matters would use.  Unless the sub-adviser breaches this standard of care or under applicable law, the sub-adviser is not liable to the Company, any Fund, HFMC or its affiliates for any of its acts or omissions, or any acts or omissions of any other person or entity, in the course of or connected with the sub-adviser performing its obligations under the sub-advisory agreements.  If the sub-adviser breaches this standard of care or under applicable law, the sub-adviser is responsible for indemnifying and holding harmless HFMC and its affiliates from all claims, losses, expenses, obligations and liabilities (including reasonable attorney’s fees) resulting from: (1) the sub-adviser causing a Fund to be in material violation of any applicable federal or state law, rule or regulation or in violation of any investment policy set forth in such Fund’s current registration statement; (2) any untrue statement of a material fact contained in the registration statement or certain other materials or the omission to state therein a material fact known to the sub-adviser that was required to be stated therein or necessary to make the statements therein not misleading, if the statement or omission was made in reliance upon information provided by the sub-adviser in writing for use in such materials; (3) a material breach of the investment sub-advisory agreement; or (4) any willful misfeasance, bad faith, negligence or reckless disregard on the part of the sub-adviser in the performance of its duties and obligations under the investment sub-advisory agreement (except to the extent that the loss results from HFMC’s or the Company’s willful misfeasance, bad faith, negligence, or reckless disregard in the performance of their respective duties and obligations under the sub-advisory agreements or the applicable investment management agreement).

(4)  Effective November 1, 2017, the information under the heading “TRANSFER AGENT” is deleted in its entirety and replaced with the following:

HASCO, located at 690 Lee Road, Wayne, PA 19087, is the transfer agent for each Fund.  As transfer agent, HASCO, among other things, receives and processes purchase and redemption orders, effects transfers of shares, prepares and transmits payments for dividends and distributions, maintains records of account, and provides oversight of service providers and financial intermediaries providing sub-transfer agency, sub-accounting, and similar shareholder services on behalf of Fund shareholders.

An Amended and Restated Transfer Agency and Service Agreement provides the terms pursuant to which HASCO provides such services to each Fund and the terms pursuant to which each Fund pays compensation to HASCO for providing such services.  Pursuant to a sub-transfer agency agreement between HASCO and Boston Financial Data Services, Inc. (“BFDS”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to BFDS.  BFDS is located at 2000 Crown Colony Drive, Quincy, MA 02169.  In addition to BFDS, HASCO may also designate other service providers as sub-agent to perform or provide shareholder services for each Fund, provided that such sub-agents do not provide distribution services for such Fund.

In addition, HASCO designates certain financial intermediaries that maintain Fund shareholder accounts in either an omnibus or networked arrangement with HASCO.  Under these arrangements, the financial intermediaries may provide both distribution services and sub-transfer agency (non-distribution) services.

For providing such services, each Fund pays HASCO a transfer agency fee payable monthly based on the costs of providing or overseeing transfer agency services provided to such Fund, including: (i) fees payable by HASCO to BFDS (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and BFDS (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.  The transfer agency fee payable by each Fund to HASCO is subject to certain expense limitation arrangements that are included in the Amended and Restated Transfer Agency and Service Agreement and are contractually binding on HASCO.

Each Fund does not pay any fee directly to BFDS (or any other sub-agent of HASCO) or to financial intermediaries for providing sub-transfer agency services; rather, HASCO makes all such payments to BFDS (any other designated sub-agent) and financial intermediaries.  In some cases, HFMC and/or its affiliates may make additional compensation payments out of their own assets (and not as an expense of the Funds) to financial intermediaries – please see the sub-section titled “DISTRIBUTION ARRANGEMENTS – ADDITIONAL COMPENSATION PAYMENTS TO FINANCIAL INTERMEDIARIES” for more information.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.